Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.82	$ 0.53	$ 0.27
Dividends paid on ordinary shares	$ 15,348	$ 10,492	$ 5,330
Other equity instruments
Dividends Payable [Line Items]
Dividends to shareholders	1,062	1,101	1,214
Dividends to shareholders
Dividends Payable [Line Items]
Dividends to shareholders	$ 16,410	$ 11,593	$ 6,544
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0	$ 0.23	$ 0.18
Dividends paid on ordinary shares	$ 0	$ 4,589	$ 3,576
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.31	$ 0	$ 0
Dividends paid on ordinary shares	$ 5,872	$ 0	$ 0
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.09
Dividends paid on ordinary shares	$ 1,877	$ 2,001	$ 1,754
– special dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.21	$ 0	$ 0
Dividends paid on ordinary shares	$ 3,942	$ 0	$ 0
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 1,852	$ 1,956	$ 0
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 1,805	$ 1,946	$ 0